                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS     November 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                               COUPON   MATURITY
THOUSANDS                                                                                RATE      DATE       VALUE
---------                                                                                ----      ----       -----
             TAX-EXEMPT MUNICIPAL BONDS  (95.3%)
             Educational Facilities Revenue  (5.1%)
 $  1,200    ABAG Finance Authority for Nonprofit Corporations, California,              7.50%   05/01/11  $  1,239,396
               National Center for International Schools COPs
    2,000    San Diego County, California, The Burnham Institute COPs                    6.25    09/01/29     2,103,460
    1,000    Illinois Finance Authority, Fullerton Village Student Housing Ser 2004 A   5.125    06/01/35     1,000,000
      500    South Berwick, Maine, Berwick Academy Ser 1998                              5.55    08/01/23       505,380
      500    Maryland Industrial Development Financing Authority, Our Lady of            6.00    05/01/35       511,080
               Good Counsel High School Ser 2005 A
    2,000    New Hampshire Higher Educational & Health Facilities Authority,             7.50    06/01/26     2,061,920
 --------                                                                                                  ------------
               Brewster Academy Ser 1995

    7,200                                                                                                     7,421,236
 --------                                                                                                  ------------

             Hospital Revenue  (22.2%)
    2,000    Colbert County - Northwest Health Care Authority, Alabama, Helen            5.75    06/01/27     2,042,440
               Keller Hospital Ser 2003
    1,500    Arizona Health Facilities Authority, John C Lincoln Health Ser 2002        6.375    12/01/37     1,635,390
    2,000    Baxter County, Arkansas, Baxter County Regional Hospital Impr &            5.625    09/01/28     2,043,140
               Refg Ser 1999 B

    3,000    Colorado Health Facilities Authority, Poudre Valley Health Ser 2005 F       5.00    03/01/25     3,031,890
    1,500    Indiana Health Facility Financing Authority, Riverview Hospital Ser 2002   6.125    08/01/31     1,597,440
      600    Gaylord Hospital Financing Authority, Michigan, Otsego Memorial             6.50    01/01/37       616,428
               Hospital Ser 2004

    1,000    Nevada, Missouri, Nevada Regional Medical Center Ser 2001                   6.75    10/01/31     1,056,350
             Henderson, Nevada,
    3,000      Catholic Health West Ser 2004 Ser A                                      5.625    07/01/24     3,190,799
    2,000      Catholic Health West Ser 1998 Ser A                                      5.125    07/01/28     2,021,060
             New Hampshire Higher Educational & Health Facilities Authority,
    1,000      Littleton Hospital Association Ser 1998 B                                 5.80    05/01/18     1,038,140
    2,000      Littleton Hospital Association Ser 1998 B                                 5.90    05/01/28     2,033,260
    2,000    New Jersey Health Care Facilities Financing Authority, Raritan Bay          7.25    07/01/27     2,053,800
               Medical Center Ser 1994
    2,000    Dutchess County Development Agency, New York, St Francis                    7.50    03/01/29     2,175,500
               Hospital Refg Ser 2004 A
      615    Nassau County Industrial Development Agency, New York, North               5.625    11/01/10       652,441
               Shore Health Ser C **
    1,000    Oklahoma Development Finance Authority, Comanche County                     6.60    07/01/31     1,101,280
               Hospital 2000 Ser B
    2,000    South Carolina Jobs  Economic Development Authority, Palmetto              6.875    08/01/27     2,319,820
               Health Refg & Impr Ser 2003 C
    1,000    Knox County Health, Educational & Housing Facility Board,                   6.50    04/15/31     1,055,850
               Tennessee, Baptist Health of East Tennessee Ser 2002
    1,000    Decatur Hospital Authority, Texas, Wise Regional Health Ser 2004 A         7.125    09/01/34     1,077,300
    1,750    Wisconsin Health & Educational Facilities Authority, Beaver Dam             6.75    08/15/34     1,888,268
 --------                                                                                                  ------------
             Community Hospital Ser 2004 A

   30,965                                                                                                    32,630,596
 --------                                                                                                  ------------

             Industrial Development/Pollution Control Revenue  (15.5%)
      815    Metropolitan Washington Airports Authority, District of Columbia &        10.125    09/01/11       816,076
               Virginia, CaterAir International Corp Ser 1991 (AMT) +
    2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C (a)                  6.30    05/01/16       294,860
    1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                            6.00    06/01/27     1,523,535
    2,000    Perry County, Kentucky, TJ International Inc Ser 1997 (AMT)                 6.55    04/15/27     2,097,420
    1,000    New Jersey Economic Development Authority, Continental Airlines            6.625    09/15/12       938,790
               Inc Ser 1999 (AMT)
             New York City Industrial Development Agency, New York,
    2,000      American Airlines Inc Ser 2005 (AMT)                                      7.75    08/01/31     1,933,280
    2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                5.65    10/01/28     1,997,540
    2,000      7 World Trade Center LLC Ser 2005 A                                       6.50    03/01/35     2,110,880
    1,500    New York Counties Tobacco Trust IV, New York, Ser 2005 A                    5.00    06/01/45     1,371,780
    2,000    Beaver County Industrial Development Authority, Pennsylvania,               7.75    05/01/20     2,047,780
               Toledo Edison Co Collateralized Ser 1995 B
    1,600    Carbon County Industrial Development Authority, Pennsylvania,               6.65    05/01/10     1,714,304
               Panther Creek Partners Refg 2000 Ser (AMT)
    1,000    Pennsylvania Economic Development Financing Authority, Reliant              6.75    12/01/36     1,063,480
               Energy Inc Ser 2001 A (AMT)
    1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A (AMT)        7.70    04/01/33     1,172,120
             Pittsylvania County Industrial Development Authority, Virginia,
      600      Multi-Trade LP Ser 1994 A (AMT)                                           7.45    01/01/09       615,456
    3,000      Multi-Trade LP Ser 1994 A (AMT)                                           7.55    01/01/19     3,075,690
 --------                                                                                                  ------------
   24,015                                                                                                    22,772,991
 --------                                                                                                  ------------

             Mortgage Revenue - Multi-Family  (2.3%)
      500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT)       6.90    06/20/35       510,530
             Alexandria Redevelopment & Housing Authority, Virginia,
    2,000      Courthouse Commons Apts Ser 1990 A (AMT)                                 10.00    01/01/21     1,822,020
    9,481      Courthouse Commons Apts Ser 1990 B (AMT)                                  0.00    01/01/21     1,090,078
 --------                                                                                                  ------------
   11,981                                                                                                     3,422,628
 --------                                                                                                  ------------

             Mortgage Revenue - Single Family  (0.6%)
      375    Colorado Housing Finance Authority, 1998 Ser B-3                            6.55    05/01/25       379,515
      270    Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1 (AMT)                  6.45    09/01/29       279,118
      240    Missouri Housing Development Commission, Homeownership                      7.50    03/01/31       247,990
 --------                                                                                                  ------------
               GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)
      885                                                                                                       906,623
 --------                                                                                                  ------------

             Nursing & Health Related Facilities Revenue  (10.8%)
    2,000    Orange County Health Facilities Authority, Florida, Westminister            6.75    04/01/34     2,059,720
               Community Care Services Inc Ser 1999
    1,000    Pinellas County Health Facilities Authority, Florida, Oaks of               6.25    06/01/34     1,050,870
               Clearwater Ser 2004
    2,895    Iowa Health Facilities Development Financing Authority, Care                9.25    07/01/25     3,523,678
               Initiatives Ser 1996
      675    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                                6.50++  01/01/29       669,377
      700    Westside Habilitation Center, Louisiana, Intermediate Care Facility        8.375    10/01/13       703,059
               for the Mentally Retarded Refg Ser 1993
             Massachusetts Development Finance Authority,
      750      Evergreen Center Ser 2005                                                 5.50    01/01/35       745,868
    1,375      New England Center for Children Ser 1998                                 5.875    11/01/18     1,398,595

    1,000    St Louis County Industrial Development Authority, Missouri,                6.625    11/15/35     1,029,820
               Pediatric Rehabilitation Center Ser 2003 A
      710    New Jersey Economic Developmental Authority, Lions Gate Ser 2005 A          5.75    01/01/25       720,998
    1,000    Mount Vernon Industrial Development Agency, New York,                       6.15    06/01/19     1,028,590
               Meadowview at the Wartburg Ser 1999
    2,940    Chester County Industrial Development Authority, Pennsylvania,              8.50    05/01/32     2,964,402
 --------                                                                                                  ------------
               RHA/PA Nursing Home Inc Ser 1989

   15,045                                                                                                    15,894,977
 --------                                                                                                  ------------

             Recreational Facilities Revenue  (8.9%)

    2,000    Sacramento Financing Authority, California, Convention Center               6.25    01/01/30     2,089,740
               Hotel 1999 Ser 2000 A
             Mashantucket (Western) Pequot Tribe, Connecticut,
    1,010      Special 1996 Ser A (b)                                                    6.40    09/01/11     1,048,077
    1,000      Special 1997 Ser B (b)                                                    5.75    09/01/27     1,027,180
    1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001            6.25    01/01/31     1,606,725
    2,000    Overland Park Development Corporation, Kansas, Convention                  7.375    01/01/32     2,172,420
               Center Hotel Ser 2000 A
    3,000    St Louis Industrial Development Authority, Missouri, Kiel Center            7.75    12/01/13     3,045,600
               Refg Ser 1992 (AMT)
    2,000    Austin, Texas, Convention Center Hotel Ser 2000 A                           6.70    01/01/32     2,112,800
 --------                                                                                                  ------------
   12,510                                                                                                    13,102,542
 --------                                                                                                  ------------

             Retirement & Life Care Facilities Revenue  (18.0%)

      500    Orange County Health Facilities Authority, Florida, Orlando Lutheran        5.70    07/01/26       500,595
               Towers Inc. Ser 2005
    1,000    St Johns County Industrial Development Authority, Florida,                  8.00    01/01/30     1,076,600
               Glenmoor Ser 1999 A
    1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A                8.00    11/15/33     1,156,170
             Illinois Health Facilities Authority,
    2,000      Smith Crossing Ser 2003 A                                                 7.00    11/15/32     2,125,020
    1,000      Villa St Benedict Ser 2003 A-1                                            6.90    11/15/33     1,082,280
    1,500    Westminster, Maryland, Caroll Lutheran Village Inc 2004 Ser A               6.25    05/01/34     1,568,235
    1,500    Massachusetts Development Finance Agency, Loomis Communities                5.75    07/01/23     1,503,810
               Ser 1999 A
             New Jersey Economic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                        7.25    11/15/31     1,081,770
    2,000      Franciscan Oaks Ser 1997                                                  5.75    10/01/23     2,021,960
      500      The Presbyterian Home at Montgomery Ser 2001 A                           6.375    11/01/31       516,455
    1,000      United Methodist Homes of New Jersey Ser 1998                            5.125    07/01/25       990,810
    1,000    North Carolina Medical Care Commission, Given Estate Ser 2003 A             6.50    07/01/32     1,069,760
    1,000    Montgomery County Industry Development Authority, Pennsylvania,             6.25    02/01/35     1,042,380
               Whitemarsh Community Ser 2005
    1,000    Shelby County Health, Educational & Housing Facilities Board,               7.25    12/01/34     1,021,120
               Tennessee, Village at Germantown Ser 2003 A
    1,000    Houston Health Facilities Development Corporation, Texas,                  7.125    02/15/34     1,093,340
               Buckingham Senior Living Community Ser 2004 A
    2,000    Vermont Economic Development Authority, Wake Robin Corp Ser 1999 A          6.75    03/01/29     2,094,680
    4,590    Chesterfield County Industrial Development Authority, Virginia,             6.50    01/01/28     4,398,430
               Brandermill Woods Ser 1998
    1,000    Peninsula Ports Authority of Virginia, Virginia Baptist Homes Ser 2003 A   7.375    12/01/32     1,109,220

    1,000    Virginia Beach Development Authority, Virginia,                            5.375    11/01/32     1,010,290
 --------                                                                                                  ------------
               Westminster-Canterbury Refg Ser 2005 A
   25,590                                                                                                    26,462,925
 --------                                                                                                  ------------

             Tax Allocation Revenue  (8.2%)
    1,000    Orange County Community Facilities District #86-2, California,              5.55    08/15/17     1,028,440
               1998 Ser A
    2,000    Elk Valley Public Improvement Corporation, Colorado,  Ser 2001 A            7.30    09/01/22     2,139,400
    1,000    Atlanta, Georgia, Eastside Ser 2005 B                                       5.40    01/01/20     1,019,820
    1,000    Chicago, Illinois, Lake Shore East Ser 2002                                 6.75    12/01/32     1,083,880
    2,000    Annapolis, Maryland, Park Place Ser 2005 A                                  5.35    07/01/34     2,006,860
    1,250    Prince Georges County, Maryland, National Harbor Project Ser 2004           5.20    07/01/34     1,245,325
    2,000    Des Peres, Missouri, West County Center Ser 2002                            5.75    04/15/20     2,046,380
    1,000    Clark County, Nevada, Special Improvement District, 142-Mountains          6.375    08/01/23     1,033,300
               Edge Ser 2003

      500    Allegheny County Redevelopment Authority, Pennsylvania,                     5.60    07/01/23       518,780
 --------                                                                                                  ------------
               Pittsburgh Mills Ser 2004

   11,750                                                                                                    12,122,185
 --------                                                                                                  ------------
             Transportation Facilities Revenue  (1.4%)
      895    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover                        5.85    10/01/13       961,382
               Refg Ser 1993 A (Ambac)
    1,000    Nevada Department of Business & Industry, Las Vegas Monorail               7.375    01/01/40     1,044,450
 --------                                                                                                  ------------
               2nd Tier Ser 2000

    1,895                                                                                                     2,005,832
 --------                                                                                                  ------------

             Other Revenue (2.3%)
    1,000    Carlsbad Assessment District No 2002-2001, California, Poinsettia           5.20    09/02/35       998,860
               Lane East Ser 2005 A
      750    Lincolnshire, Illinois, Special Service Area #1-Sedgebrook Ser 2004         6.25    03/01/34       796,065
    1,500    New Jersey Economic Development Authority, Cigarette Tax Ser 2004           5.75    06/15/34     1,566,270
 --------                                                                                                  ------------
    3,250                                                                                                     3,361,195
 --------                                                                                                  ------------

  145,086    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $136,179,917)                                           140,103,730
 --------                                                                                                  ------------

             SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.0%)
    3,700    Indiana Health Facility Financing Authority, Clarian Health                 2.97*   03/01/30     3,700,000
             Ser 2000 B (Demand 12/01/05)
      700    Harris County Health Facilities Development Corporation, Texas,             3.00*   12/01/32       700,000
 --------                                                                                                  ------------
               Methodist Hospital Ser 2005 B (Demand 12/01/05)
    4,400    TOTAL SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $4,400,000)                              4,400,000
 --------                                                                                                  ------------


 $149,486    TOTAL INVESTMENTS (Cost $140,579,917) (c) (d)                               98.3%              144,503,730
 ========
             OTHER ASSETS IN EXCESS OF LIABILITIES                                        1.7                 2,570,787
                                                                                       ------              ------------

             NET ASSETS                                                                 100.0%             $147,074,517
                                                                                       ======              ============

----------

   AMT      Alternative Minimum Tax.

   COPs     Certificates of Participation.

   *        Current coupon of variable rate demand obligation.

   ** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $32,500.

   +        Joint exemption in locations shown.

   ++       Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

   (a)      Bond in default; issuer in bankruptcy.

   (b)      Resale is restricted to qualified institutional investors.

   (c) Securities have been designated as collateral in an amount equal to $6,361,328 in connection with open futures contracts.

   (d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,052,628 and the aggregate gross unrealized depreciation is $3,128,815, resulting in net unrealized appreciation of $3,923,813.


Bond Insurance:

  Ambac     Ambac Assurance Corporation.




FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2005:


NUMBER OF                    DESCRIPTION/DELIVERY      UNDERLYING FACE   UNREALIZED
CONTRACTS  LONG/SHORT           MONTH AND YEAR         AMOUNT AT VALUE  APPRECIATION
---------  ----------           --------------         ---------------  ------------
   50         Short       U.S. Treasury Notes 5 Year     $(5,296,875)     $ 8,066
                                  March 2006
   10         Short       U.S. Treasury Notes 10 Year     (1,085,313)       3,410
                                  March 2006
                                                                          -------

                       Total Unrealized Appreciation.................     $11,476
                                                                          =======

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                          November 30, 2005 (unaudited)

Alabama                                                                    1.4%
Arizona                                                                    1.1
Arkansas                                                                   1.4
California                                                                 5.1
Colorado                                                                   3.8
Connecticut                                                                2.5
District of Columbia                                                       0.6
Florida                                                                    3.8
Georgia                                                                    0.7
Hawaii                                                                     1.1
Illinois                                                                   4.5
Indiana                                                                    3.6
Iowa                                                                       3.9
Kansas                                                                     1.5
Kentucky                                                                   1.4
Louisiana                                                                  0.5
Maine                                                                      0.3
Maryland                                                                   3.6
Massachusetts                                                              2.5
Michigan                                                                   0.4
Missouri                                                                   5.1
Nevada                                                                     5.0
New Hampshire                                                              3.5
New Jersey                                                                 6.7
New York                                                                   7.7
North Carolina                                                             0.7
Oklahoma                                                                   0.7
Pennsylvania                                                               6.4
South Carolina                                                             1.6
Tennessee                                                                  1.4
Texas                                                                      4.2
Vermont                                                                    1.4
Virginia                                                                   9.5
Wisconsin                                                                  1.3
Joint exemptions*                                                         (0.6)
                                                                          ----
Total +                                                                   98.3%
                                                                          ====

----------

*  Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $6,382,188 with unrealized appreciation of $11,476.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006



                                       3